Operating Segment Information and Concentrations of Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014 Customer	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting [Abstract]
Percentage of net sales individually account for two major customers	10.00%	10.00%	10.00%
Number of major customers	2
Accounts receivable major customer percentage	14.00%	22.00%
Percentage of net sales	27.00%	30.00%